Average Annual Total Returns - FidelitySustainableUSEquityFund-AMCIZPRO - FidelitySustainableUSEquityFund-AMCIZPRO - Fidelity Sustainable U.S. Equity Fund	Jul. 30, 2024
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	17.18%
Since Inception	1.81%	[1]
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.12%
Since Inception	1.71%	[1]
Fidelity Advisor Sustainable U.S. Equity Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.22%
Since Inception	1.38%	[1]
Fidelity Advisor Sustainable U.S. Equity Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	19.64%
Since Inception	2.49%	[2]
Fidelity Advisor Sustainable U.S. Equity Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	22.36%
Since Inception	3.43%	[3]
Fidelity Advisor Sustainable U.S. Equity Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	24.70%
Since Inception	4.47%	[4]
Fidelity Advisor Sustainable U.S. Equity Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	24.87%
Since Inception	4.61%	[5]
RS003
Average Annual Return:
Past 1 year	25.96%
Since Inception	4.73%
IXWX9
Average Annual Return:
Past 1 year	27.82%
Since Inception	6.05%

[1]	A From June 15, 2021 .
[2]	B From June 15, 2021 .
[3]	C From June 15, 2021 .
[4]	D From June 15, 2021 .
[5]	E From June 15, 2021 .